Share based payment - Summary of Expense Recognised For Employee Services Received during the Year (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expense from share-based payment transactions [abstract]
Expense arising from equity-settled share-based payment transactions	$ 2,402	$ 2,278	$ 2,512
Total expense arising from share-based payment transactions	$ 2,402	$ 2,278	$ 2,512